Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
Recently Issued Accounting Pronouncements [Abstract]
Description of New Accounting Pronouncements Adopted and Not yet Adopted [Text Block]

20. Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”, which revises this topic and will require a re-evaluation of lessee and lessor accounting models for capital and operating leases.  In addition, the guidance in ASU 2016-02 includes embedded lease arrangements, lease terms and incentives, sale-leaseback agreements, and related disclosures. The guidance in ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Partnership will apply this guidance retrospectively and is currently assessing the impact of the adoption of this pronouncement on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments Overall (Subtopic 825-10)”, which amends this subtopic to simplify and clarify the recognition, measurement, presentation, and disclosure of financial instruments. The guidance in the ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Partnership is currently assessing the impact of the adoption of this pronouncement on the Company’s consolidated financial statements.

In September 2015, the FASB issued ASU 2015-16, “Business Combinations (Topic 805)”, to simplify the accounting for measurement-period adjustments in a business combination.  To simplify the accounting for adjustments made to provisional amounts recognized in a business combination, the amendments in the ASU 2015-16 guidance eliminates the requirement to retrospectively account for those adjustments. This standard is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years.  The Partnership will apply the guidance prospectively and does not expect the adoption will have a material impact on the Company’s consolidated financial statements.

In August 2015, the FASB issued ASU 2015-14, “Revenue from Contracts with Customers (Topic 606)”, ASU 2015-14 supersedes the Update 2014-09 by extending the effective date for all entities by one year. The guidance in ASU 2014-09 supersedes the revenue recognition guidance in Topic 605, Revenue Recognition. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in the exchange for those goods or services. In August 2015 the effective date of ASU 2014-09 for public business entities was revised to annual periods, and interim periods within those annual periods, beginning after December 15, 2017. The Partnership decided not to elect the permitted early adoption and is currently assessing the impact of the adoption of this pronouncement on the Company’s consolidated financial statements for annual periods beginning after December 15, 2017

In April 2015, the FASB issued ASU No. 2015-03, “Interest - Imputation of Interest (Subtopic 835-30)”, later clarified by ASU No. 2015-15. These  change the presentation of debt issuance costs in the financial statements to present such costs as a direct deduction from the related debt liability rather than as an asset and include lines of credit. Amortization of debt issuance costs will be reported as interest expense. This standard is effective for annual reporting periods beginning after December 15, 2015. The Partnership adopted this ASU in the first quarter of 2016 and these consolidated financial statements have been recast to reflect its adoption.

In February 2015, the FASB issued ASU No. 2015-02 “Consolidation – Amendments to the Consolidation Analysis” which became effective for all fiscal periods beginning after December 15, 2015. The Partnership has reviewed and re-evaluated each entity which it holds a variable interest to identify if any of the variable interests have become reportable VIEs or Consolidated VIEs and concluded it will have no additional VIEs or Consolidated VIEs to report in 2016 (see Note 4).